Schedule of Investments (unaudited)
December 31, 2020
BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 24.9%
BlackRock Emerging Markets Fund, Inc., Class K	388,849	$ 12,431,489
iShares Core MSCI EAFE ETF	85,490	5,906,504
iShares Core S&P Small-Cap ETF	69,615	6,397,618
iShares Core S&P Total U.S. Stock Market ETF	357,016	30,781,920
iShares ESG Aware MSCI USA ETF	237,534	20,435,050
iShares MSCI EAFE Growth ETF	149,468	15,082,816
iShares MSCI USA Min Vol Factor ETF	148,176	10,058,187
iShares MSCI USA Value Factor ETF	179,510	15,601,214
Master Advantage Large Cap Core Portfolio	$ 5,847,886	5,847,886
		122,542,684
Fixed-Income Funds — 75.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	11,829,037	122,785,405
iShares 1-3 Year Treasury Bond ETF	272,756	23,560,663
iShares 20+ Year Treasury Bond ETF	177,397	27,980,829
iShares Core U.S. Aggregate Bond ETF	240,126	28,380,492
iShares U.S. Treasury Bond ETF	1,741,597	47,441,102
Master Total Return Portfolio	$ 121,031,006	121,031,006
		371,179,497
Total Long-Term Investments — 100.1% (Cost: $456,475,899)		493,722,181
Security	Shares	Value
Short-Term Securities(a)(b)
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	2,600,732	$ 2,600,732
Total Short-Term Securities — 0.5% (Cost: $2,600,732)		2,600,732
Total Investments — 100.6% (Cost: $459,076,631)		496,322,913
Liabilities in Excess of Other Assets — (0.6)%		(2,977,359)
Net Assets — 100.0%		$ 493,345,554
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 9,250,699	$ 967,346	$ —	$ —	$ 2,213,444	$ 12,431,489	388,849	$ 85,440	$ —
BlackRock High Yield Bond Portfolio, Class K(a)	16,753,253	25,467	(16,936,763)	364,551	(206,508)	—	—	19,549	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	932,500	1,668,232(b)	—	—	—	2,600,732	2,600,732	132	—
BlackRock Strategic Income Opportunities Portfolio, Class K	106,642,567	12,691,762	—	—	3,451,076	122,785,405	11,829,037	897,943	275,096

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF	$ —	$ 23,568,125	$ —	$ —	$ (7,462)	$ 23,560,663	272,756	$ 26,867	$ —
iShares 20+ Year Treasury Bond ETF	—	28,236,696	—	—	(255,867)	27,980,829	177,397	84,038	—
iShares Core MSCI EAFE ETF	7,891,134	464,004	(3,214,562)	83,697	682,231	5,906,504	85,490	51,187	—
iShares Core S&P Small-Cap ETF	12,006,802	470,483	(7,976,802)	342,131	1,555,004	6,397,618	69,615	16,890	—
iShares Core S&P Total U.S. Stock Market ETF	13,830,070	13,692,526	—	—	3,259,324	30,781,920	357,016	119,009	—
iShares Core U.S. Aggregate Bond ETF	—	28,232,404	—	—	148,088	28,380,492	240,126	119,628	—
iShares ESG Aware MSCI USA ETF	13,797,058	4,480,853	—	—	2,157,139	20,435,050	237,534	67,596	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	38,392,350	57,144	(38,341,349)	391,078	(499,223)	—	—	83,926	—
iShares MSCI EAFE Growth ETF	9,137,291	4,399,576	—	—	1,545,949	15,082,816	149,468	51,304	—
iShares MSCI USA Min Vol Factor ETF	8,592,716	884,006	—	—	581,465	10,058,187	148,176	43,624	—
iShares MSCI USA Value Factor ETF	11,901,231	1,492,320	—	—	2,207,663	15,601,214	179,510	93,646	—
iShares U.S. Treasury Bond ETF	57,875,059	4,559,922	(13,717,027)	(71,811)	(1,205,041)	47,441,102	1,741,597	561,742	—

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 20/80 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Advantage Large Cap Core Portfolio	$ 13,822,562	$ —	$ (8,727,444)(b)(c)	$ 160,840	$ 591,928	$ 5,847,886	$5,847,886	$ 16,704	$ —
Master Total Return Portfolio	105,750,042	13,642,487(b)(c)	—	554,466	1,084,011	121,031,006	$121,031,006	714,575	—
SL Liquidity Series, LLC, Money Market Series(a)	516,549	—	(516,549)(b)	(51)	51	—	—	9,684(d)	—
				$ 1,824,901	$ 17,303,272	$ 496,322,913		$ 3,063,484	$ 275,096
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 20/80 Target Allocation Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 366,843,289	$ —	$ —	$ 366,843,289
Short-Term Securities
Money Market Funds	2,600,732	—	—	2,600,732
	$ 369,444,021	$ —	$ —	369,444,021
Investments Valued at NAV(a)				126,878,892
				$ 496,322,913
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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